Financial instruments - Fair value and risk management, Interest-Bearing Financial Instruments (Details)	12 Months Ended
	Dec. 31, 2024 MXN ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2023 USD ($)
Warrants Liability [Member] | Level 2 [Member]
Financial liabilitys measured at fair value [Abstract]
Carrying amount	$ (75,827,403)
Interest Rate Swaps [Member] | Level 2 [Member]
Financial assets measured at fair value [Abstract]
Carrying amount			$ 116,923,727
Interest Rate Risk [Member] | Warrants Liability [Member]
Financial liabilitys measured at fair value [Abstract]
Carrying amount	(51,946,426)
Effects recognized in P&L	(51,946,426)
Interest Rate Risk [Member] | Warrants Liability [Member] | Level 2 [Member]
Financial liabilitys measured at fair value [Abstract]
Carrying amount	(51,946,426)
Effects recognized in P&L	$ (51,946,426)
Interest Rate Risk [Member] | Interest Rate Swaps [Member]
Interest rate risks [Abstract]
Percentage of interest rate risk exposure adopted	70.00%
Hedge ratio	1
Financial assets measured at fair value [Abstract]
Carrying amount	$ (43,348,480)		116,923,727
Effects recognized in P&L	(43,348,480)		(75,868,263)
Interest Rate Risk [Member] | Interest Rate Swaps [Member] | Sabadell [Member] | Level 2 [Member]
Financial assets measured at fair value [Abstract]
Nominal amount		$ 0		$ 73,376,432
Carrying amount	(19,726,835)		68,146,850
Effects recognized in P&L	(19,726,835)		(45,855,988)
Interest Rate Risk [Member] | Interest Rate Swaps [Member] | Ciaxabank [Member] | Level 2 [Member]
Financial assets measured at fair value [Abstract]
Nominal amount		$ 0		$ 57,438,000
Carrying amount	(23,621,645)		48,776,877
Effects recognized in P&L	$ (23,621,645)		$ (30,012,275)